INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF CURRENT INCOME TAX EXPENSES
	2021	2022	2023
	S$	S$	S$

Current tax liability	-	1,640	653

SCHEDULE OF INCOME TAX EXPENSES

The tax on the Group’s loss before tax differs from the theoretical amount that would arise using the Singapore standard rate of income tax as follows:

	2021	2022	2023
	S$	S$	S$

Loss before income tax	(2,051,903)	(3,129,812)	(4,132,517)

Tax calculated at tax rate of 17%	(348,823)	(532,068)	(702,528)
Effects of:
- different tax rates in other countries	66,321	(41,874)	(7,207)
- deferred tax assets not recognized	214,613	327,624	462,910
- expenses not deductible for tax purposes	75,270	268,077	247,290
- income not subject to tax	(7,381)	(20,119)	(465)
- Under provision of prior year tax	-	-	653
Income tax expenses	-	1,640	653

SCHEDULE OF UNUTILIZED TAX LOSSES

	2021	2022	2023
	S$	S$	S$

Unutilized tax losses
At beginning of year	1,741,000	3,016,000	4,501,000
Addition	1,275,000	1,485,000	2,517,000
Over-provision in respect of prior years	-	-	(233,000)
At end of year	3,016,000	4,501,000	6,785,000

Unabsorbed capital allowance
At beginning of year	789,000	776,000	1,218,000
(Utilization)/Addition	(13,000)	442,000	206,000
Over-provision in respect of prior years	-	-	(279,000)
At end of year	776,000	1,218,000	1,145,000

Total	3,792,000	5,719,000	7,930,000

Unrecorded approximate deferred tax benefits @ 17%	645,000	972,000	1,348,000